Document and Entity Information	Mar. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 08, 2024
Entity Registrant Name	IPI LEGACY LIQUIDATION CO
Entity Incorporation State Country Code	DE
Entity File Number	001-40353
Entity Tax Identification Number	26-3058238
Entity Address Address Line 1	201 Elliott Avenue West
Entity Address Address Line 2	Suite 260
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98119
City Area Code	206
Local Phone Number	568-1466
Entity Information Former Legal Or Registered Name	Impel Pharmaceuticals Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value Per Share
Trading Symbol	IMPLQ
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--04-26
Amendment Flag	false
Entity Central Index Key	0001445499